INVESTMENTS IN DEBT AND EQUITY SECURITIES (Amortized cost to fair value) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Face value of bonds	$ 8,293	$ 9,431
Corporate Bond Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,699	8,516
Unrealized gains/(losses)	594	915
Face value of bonds	8,293	9,431
NorAm Drilling Bond
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,132	4,132
Unrealized gains/(losses)	488	511
Face value of bonds	4,620	4,643
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3,567	3,567
Unrealized gains/(losses)	106	404
Face value of bonds	3,673	3,971
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0	817
Unrealized gains/(losses)	0	0
Face value of bonds	$ 0	$ 817